PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
Summary of property and equipment, net

	June 30,	December 31,
	2022	2021
Laboratory equipment	$65,285	$66,403
Computer equipment	19,383	17,657
Total property and equipment	84,668	84,060
Less: accumulated depreciation	(81,892)	(79,389)
Property and equipment, net	$2,776	$4,671

	December 31,
	2021	2020
Laboratory equipment	$66,403	$151,114
Computer equipment	17,657	11,498
Total property and equipment	84,060	162,612
Less: accumulated depreciation	(79,389)	(84,501)
Property and equipment, net	$4,671	$78,111